Note 14 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Fair Value Measurements, Nonrecurring [Table Text Block]
	Fair Value Measurement as of December 31, 2023
	Total	(Level 1)	(Level 2)	(Level 3)
Assets
Interest rate swap contracts, current portion	$196,627	-	$196,627	-
Liabilities
FFA contract, current portion	$1,287,720	$1,287,720
Interest rate swap contracts, long term portion	$17,769	-	$17,769	-
	Fair Value Measurement as of December 31, 2022
	Total	(Level 1)	(Level 2)	(Level 3)
Assets
Interest rate swap contracts, current portion	$1,396,568	-	$1,396,568	-
Interest rate swap contracts, long term portion	$705,970	-	$705,970	-
FFA contract, current portion	$40,830	$40,830